Provisions (Tables)	12 Months Ended
Mar. 31, 2019
Provisions.
Summary of provisions

	At March 31,
	2019	2018	2017
	€M	€M	€M
Provision for aircraft maintenance on operating leased aircraft (a)	130.7	133.2	133.3
Provision for pension obligation (b)	4.9	4.9	4.9
	135.6	138.1	138.2

	At March 31,
	2019	2018	2017
	€M	€M	€M
(a) Provision for aircraft maintenance on operating leased aircraft
At beginning of year	133.2	133.3	144.4
Increase in provision during the year	19.8	13.8	25.6
Utilisation of provision upon the hand-back of aircraft	(22.3)	(13.9)	(36.7)
At end of year	130.7	133.2	133.3

During fiscal year 2019, the Company returned 5 aircraft held under operating lease to the lessors.

The expected timing of the outflows of economic benefits associated with the provision at March 31, 2019, 2018 and 2017 are as follows:

	Carrying
	Value	2020	2021	2022	2023	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2019
Provision for leased aircraft maintenance	130.7	100.5	18.8	7.6	3.8	—

	Carrying
	Value	2019	2020	2021	2022	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2018
Provision for leased aircraft maintenance	133.2	52.8	57.6	16.2	6.6	—

	Carrying
	Value	2018	2019	2020	2021	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2017
Provision for leased aircraft maintenance	133.3	65.5	36.4	25.3	6.1	—

	At March 31,
	2019	2018	2017
	€M	€M	€M
(b) Provision for pension obligation
At beginning of year	4.9	4.9	4.9
Movement during the year	—	—	—
At end of year	4.9	4.9	4.9